Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS
  Cash and cash equivalents consisted of the following:
	As of March 31,
	2023	2024
	$	$
Cash on hand	48	6
Bank deposits	6,904	6,595
	6,952	6,601